BUSINESS COMBINATION (Narrative) (Details) € in Thousands, ¥ in Thousands			1 Months Ended	12 Months Ended
	Jan. 01, 2019 EUR (€)	May 08, 2017 CNY (¥)	Jul. 17, 2017 EUR (€)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 EUR (€)
Business Acquisition [Line Items]
Long-term sustainable growth rate (as a percent)						0.00%	0.00%
Fair Values Assumptions Expected Volatility Rate						10.00%	10.00%
Fair Value Of Non Controlling Interest					€ 2,915
Redeemable Noncontrolling Interest, Equity, Redemption Value					€ 3,745
Percentage of Shares subject to Repurchase	7.00%
Value of Shares Subject to Repurchase	€ 3,745
Daguoxiaoxian [Member]
Business Acquisition [Line Items]
Percentage of voting interests acquired		70.00%
Business Combination, Consideration Transferred | ¥		¥ 2,000
The Multi Group [Member]
Business Acquisition [Line Items]
Percentage of voting interests acquired			93.00%
Ownership percentage					7.00%	7.00%	7.00%
Discount rate (as a percent)			16.00%	17.50%	17.50%
Long-term sustainable growth rate (as a percent)			2.00%	2.00%	2.00%
Contributed revenues to the Group				¥ 105,511	€ 13,507	¥ 49,370	€ 6,447
Payments to Acquire Businesses, Gross			€ 49,754
Business Combination, Consideration Transferred			€ 49,800
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value					€ 2,504
Noncontrolling Interest, Ownership Percentage by Parent					7.00%
Fair Values Assumptions Expected Volatility Rate			3.00%	5.50%	5.50%
Business Combination, Separately Recognized Transactions, Net Gains and Losses				¥ 18,050	€ 2,311	2,959	€ 386
Foreign Currency Exchange Rate, Translation			7.7514		7.8473
The Multi Group [Member] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Acquisition-related costs | ¥						¥ 18,766